SUMMARY OF CHANGES IN CONTRACT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Balances at the beginning of the year	¥ 352,651	¥ 144,770	¥ 713,803
Billings and not recognized as revenue yet during the year	292,932	352,651	144,770
Revenue recognized from opening balance of contract liabilities	(352,651)	(144,770)	(713,803)
Balances at the end of the year	¥ 292,932	¥ 352,651	¥ 144,770